Related Party Transactions - Summary of Transactions Between Related Parties (Parenthetical) (Detail) - CAD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Consulting services paid to related party	$ 3,176,043	$ 1,739,421	$ 9,085,436	$ 8,886,341	$ 4,351,812
Agnity Communications Private Ltd [Member]
Disclosure of transactions between related parties [line items]
Consulting services paid to related party			$ 3,765,201	$ 2,532,550	$ 1,630,119